Interbank Loans - Schedule of Interbank Loans, Net (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Loans and receivables from banks	$ 341,244	$ 70,077
IFRS9 [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	341,244
IFRS9 [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(463)
Loans and receivables from banks	101,194
IFRS9 [member] | Bank central of chile [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	240,050
IFRS9 [member] | Inter banks cash loans [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	30,507
IFRS9 [member] | Loans to foreign banks [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	5,594
IFRS9 [member] | Non transferrable deposits with foreign banks [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	65,556
IFRS9 [member] | Deposits in the central bank of chile [member] | Bank central of chile [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	$ 240,050
IAS 39 [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		70,077
IAS 39 [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		70,077
IAS 39 [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses		(208)
Loans and receivables from banks		36,073
IAS 39 [member] | Bank central of chile [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		34,004
IAS 39 [member] | Inter banks cash loans [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		862
IAS 39 [member] | Loans to foreign banks [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		13,875
IAS 39 [member] | Non transferrable deposits with foreign banks [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		21,544
IAS 39 [member] | Deposits in the central bank of chile [member] | Bank central of chile [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		$ 34,004